Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Money market funds	2,082,094	1,394,409
Term accounts	–	100,000
Cash and bank balances	3,882	5,527
Total cash and cash equivalents	2,085,976	1,499,936